Employees' retirement benefits (Tables)	12 Months Ended
Mar. 31, 2016
Contract-type Corporate Pension Plan, Defined Benefit
Benefit Payments, which Reflect Expected Future Service

The benefit payments, which reflect expected future service, are expected to be as follows:

Year ending March 31,	Millions of yen
2017	¥11,613
2018	11,405
2019	11,140
2020	11,011
2021	13,137
2022-2026	68,611

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the lump-sum severance and contract-type corporate pension plans’ projected benefit obligations and fair value of plan assets for the fiscal years ended March 31, 2015 and 2016. DOCOMO uses a measurement date of March 31.

	Millions of yen
	2015	2016
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥206,055	¥217,950
Service cost	8,562	9,438
Interest cost	2,821	2,113
Actuarial (gain) loss	9,408	11,536
Transfer of liability from contract-type corporate pension plans of the NTT group	195	(2,828)
Benefit payments	(9,091)	(11,276)

Projected benefit obligation, end of year	¥217,950	¥226,933

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥98,840	¥98,981
Actual return on plan assets	2,529	1,685
Employer contributions	1,248	1,199
Transfer of plan assets from contract-type corporate pension plans of the NTT group	36	(859)
Benefit payments	(3,672)	(3,697)

Fair value of plan assets, end of year	¥98,981	¥97,309

As of March 31:
Funded status	¥(118,969)	¥(129,624)

Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets

The amounts recognized in the consolidated balance sheets as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Liability for employees’ retirement benefits	¥(129,189)	¥(134,522)
Asset for employees’ retirement benefits	10,220	4,898

Net amount recognized	¥(118,969)	¥(129,624)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Actuarial gains (losses), net	¥(33,386)	¥(44,040)
Prior service cost, net	1,068	374
Transition obligation	(452)	(403)

Total	¥(32,770)	¥(44,069)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥216,552	¥225,465
Fair value of plan assets	97,323	95,516
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥216,550	¥225,464
Fair value of plan assets	97,323	95,516

Net Periodic Pension Cost

The net periodic pension cost for the fiscal years ended March 31, 2014, 2015 and 2016 comprised the following:

	Millions of yen
	2014	2015	2016
Service cost	¥10,435	¥8,562	¥9,438
Interest cost on projected benefit obligation	3,171	2,821	2,113
Expected return on plan assets	(1,791)	(2,003)	(1,931)
Amortization of prior service cost	(1,635)	(851)	(694)
Curtailment gain	(5,131)	—	—
Amortization of actuarial gains and losses	1,704	834	1,128
Amortization of transition obligation	123	112	49

Net periodic pension cost	¥6,876	¥9,475	¥10,103

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)” for the fiscal years ended March 31, 2014, 2015 and 2016 comprised the following:

	Millions of yen
	2014	2015	2016
Other changes in plan assets and benefit obligations:
Actuarial (gains) losses arising during period, net	¥(17,885)	¥8,882	¥11,782
Amortization of prior service cost	1,635	851	694
Curtailment gain	5,131	—	—
Amortization of actuarial gains and losses	(1,704)	(834)	(1,128)
Amortization of transition obligation	(123)	(112)	(49)

Total recognized in “Accumulated other comprehensive income (loss)”	¥(12,946)	¥8,787	¥11,299

Fair Values of Pension Plan Assets

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2015 and 2016. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 20 “Fair value measurements.”

	Millions of yen
	2015
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥340	¥340	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	22,378	22,036	342	—
Domestic corporate bonds	7,205	—	7,205	—
Foreign government bonds	5,865	5,816	49	—
Foreign corporate bonds	121	28	93	—
Equity securities
Domestic stocks	8,088	8,087	1	—
Foreign stocks	5,635	5,635	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	923	—	923	—
Domestic equity securities	778	—	778	—
Foreign debt securities	580	—	580	—
Foreign equity securities	766	—	766	—
Pooled funds	30,324	—	30,324	—
Life insurance company general accounts	14,386	—	14,386	—
Other	1,592	—	0	1,592

Total	¥98,981	¥41,942	¥55,447	¥1,592

	Millions of yen
	2016
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥2,217	¥2,217	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	34,518	34,321	197	—
Domestic corporate bonds	3,738	—	3,738	—
Foreign government bonds	4,120	3,950	170	—
Foreign corporate bonds	153	59	94	—
Equity securities
Domestic stocks	2,439	2,437	2	—
Foreign stocks	4,124	4,124	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	1,849	—	1,849	—
Domestic equity securities	954	—	954	—
Foreign debt securities	722	—	722	—
Foreign equity securities	643	—	643	—
Pooled funds	26,834	—	26,834	—
Life insurance company general accounts	13,530	—	13,530	—
Other	1,468	—	(1)	1,469

Total	¥97,309	¥47,108	¥48,732	¥1,469

Contract-type Corporate Pension Plan, Defined Benefit | Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost	The assumptions used in determination of the projected benefit obligations as of March 31, 2015 and 2016 were as follows:

	2015	2016
Discount rate	1.0%	0.5%
Long-term rate of salary increases	2.9	2.9

Contract-type Corporate Pension Plan, Defined Benefit | Pension Cost
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determination of the net periodic pension cost for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	2014	2015	2016
Discount rate	1.5%	1.4%	1.0%
Long-term rate of salary increases	2.9	2.9	2.9
Expected long-term rate of return on plan assets	2.0	2.0	2.0

NTT Corporate Defined Benefit Pension Plan
Benefit Payments, which Reflect Expected Future Service

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2017	¥2,009
2018	2,112
2019	2,225
2020	2,253
2021	2,336
2022-2026	12,166

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the fiscal years ended March 31, 2015 and 2016. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2015 and 2016.

	Millions of yen
	2015	2016
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥116,898	¥131,142
Service cost	3,905	4,743
Interest cost	1,613	1,311
Actuarial (gain) loss	10,630	19,652
Internal adjustment due to transfer of employees within the NTT group	21	(1,136)
Other	(72)	139
Benefit payments	(1,853)	(2,245)

Projected benefit obligation, end of year	¥131,142	¥153,606

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥76,528	¥86,459
Actual return on plan assets	9,309	330
Employer contributions	2,136	2,242
Employee contributions	432	458
Internal adjustment due to transfer of employees within the NTT group	(21)	(859)
Other	(72)	139
Benefit payments	(1,853)	(2,245)

Fair value of plan assets, end of year	¥86,459	¥86,524

As of March 31:
Funded status	¥(44,683)	¥(67,082)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Actuarial gains (losses), net	¥(20,334)	¥(41,022)
Prior service cost, net	4,448	3,924

Total	¥(15,886)	¥(37,098)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥131,142	¥153,606
Fair value of plan assets	86,459	86,524
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥100,219	¥115,562
Fair value of plan assets	86,283	86,274

Net Periodic Pension Cost

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the fiscal years ended March 31, 2014, 2015 and 2016 comprised the following:

	Millions of yen
	2014	2015	2016
Service cost	¥4,067	¥3,905	¥4,743
Interest cost on projected benefit obligation	1,690	1,613	1,311
Expected return on plan assets	(1,719)	(1,892)	(2,141)
Amortization of prior service cost	(618)	(525)	(524)
Amortization of actuarial gains and losses	1,288	686	775
Contribution from employees	(406)	(432)	(458)

Net periodic pension cost	¥4,302	¥3,355	¥3,706

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the fiscal years ended March 31, 2014, 2015 and 2016 comprised the following:

	Millions of yen
	2014	2015	2016
Other changes in plan assets and benefit obligations:
Prior service cost arising during period	¥(5,235)	¥—	¥—
Actuarial (gains) losses arising during period, net	(3,888)	3,213	21,463
Amortization of prior service cost	618	525	524
Amortization of actuarial gains and losses	(1,288)	(686)	(775)

Total recognized in “Accumulated other comprehensive income (loss)”	¥(9,793)	¥3,052	¥21,212

Fair Values of Pension Plan Assets

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2015 and 2016. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 20 “Fair value measurements.”

	Millions of yen
	2015
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥664	¥664	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	24,043	23,681	362	—
Domestic corporate bonds	6,771	—	6,771	—
Foreign government bonds	6,108	6,062	46	—
Foreign corporate bonds	88	26	62	—
Equity securities
Domestic stocks	15,955	15,953	2	—
Foreign stocks	9,227	9,227	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,500	—	1,500	—
Domestic equity securities	2,143	—	2,143	—
Foreign debt securities	1,463	—	1,463	—
Foreign equity securities	1,359	—	1,359	—
Pooled funds	6,987	—	6,987	—
Life insurance company general accounts	9,971	—	9,971	—
Other	180	—	0	180

Total	¥86,459	¥55,613	¥30,666	¥180

	Millions of yen
	2016
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥569	¥569	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	25,104	24,611	493	—
Domestic corporate bonds	5,743	—	5,743	—
Foreign government bonds	4,697	4,527	170	—
Foreign corporate bonds	28	8	20	—
Equity securities
Domestic stocks	8,692	8,687	5	—
Foreign stocks	7,073	7,073	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	8,007	—	8,007	—
Domestic equity securities	5,784	—	5,784	—
Foreign debt securities	2,436	—	2,436	—
Foreign equity securities	1,498	—	1,498	—
Pooled funds	6,468	—	6,468	—
Life insurance company general accounts	10,294	—	10,294	—
Other	131	—	0	131

Total	¥86,524	¥45,475	¥40,918	¥131

NTT Corporate Defined Benefit Pension Plan | Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2015 and 2016 were as follows:

	2015	2016
Discount rate	1.0%	0.5%
Long-term rate of salary increases	3.4	3.4

NTT Corporate Defined Benefit Pension Plan | Pension Cost
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	2014	2015	2016
Discount rate	1.5%	1.4%	1.0%
Long-term rate of salary increases	3.9	3.4	3.4
Expected long-term rate of return on plan assets	2.5	2.5	2.5